Exhibit 99.1

Noteholders Report

Crusade Global Trust No. 2 of 2006

Record/Determination Date:  11 May 2007

Payment Date: 1 5 May 2007

Quarter-end Distribution for the Quarterly Collection Period

from 1 February 2007 to 30 April 2007

Principal Payments This Period

	Beginning of Invested & Stated Amount	Charge Offs – Current Period	Carryover Charge Offs	Principal Payments	Ending Invested & Stated Amount	Bond Factor
Class A-1 Notes (USD)	1,108,340,624.36	0.00	0.00	58,608,196.84	1,049,732,427.52	87.477702%
Class A-2 Notes (EUR)	415,627,734.13	0.00	0.00	21,978,073.82	393,649,660.31	87.477702%
Month 1 - Class A3 Notes (AUD) Paid 15 Mar 07	554,170,312.18	0.00	0.00	8,590,272.37	545,580,039.81	90.930007%
Month 2 - Class A3 Notes (AUD) Paid 16 Apr 07	545,580,039.81	0.00	0.00	10,906,542.46	534,673,497.35	89.112250%
Month 3 - Class A3 Notes (AUD) due 15 May 07	534,673,497.35	0.00	0.00	9,807,283.58	524,866,213.77	87.477702%
Quarter Total Class A-3 Notes (AUD)	554,170,312.18	0.00	0.00	29,304,098.41	524,866,213.77	87.477702%
Class B Notes (AUD)	53,200,000.00	0.00	0.00	0.00	53,200,000.00	100.000000%
Class C Notes (AUD)	24,300,000.00	0.00	0.00	0.00	24,300,000.00	100.000000%

Coupon Payments This Quarter

	Base Rate	Margin	Coupon Rate	Coupon Payments
Class A-1 Notes (USD)	5.36000%	0.06%	5.42000%	14,851,148.62
Class A-2 Notes (EUR)	3.81400%	0.08%	3.89400%	4,001,178.92
Month 1 - Class A3 Notes (AUD) Paid 15 Mar 07	6.33670%	0.16%	6.49670%	2,761,857.30
Month 2 - Class A3 Notes (AUD) Paid 16 Apr 07	6.32500%	0.16%	6.48500%	3,101,884.11
Month 3 - Class A3 Notes (AUD) due 15 May 07	6.42000%	0.16%	6.58000%	2,795,243.75
*Quarter Total Class A-3 Notes (AUD)	6.42000%	0.16%	6.58000%	8,658,985.16
Class B Notes (AUD)	6.38000%	0.22%	6.60000%	856,155.61
Class C Notes (AUD)	6.38000%	0.32%	6.70000%	396,988.76

* Rate as at third month

Principal & Interest Carryover Amounts

	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge Offs	Ending Notional Stated Amount
Class A-1 Notes (USD)	0.00	0.00	0.00	0.00	1,049,732,427.52
Class A-2 Notes (EUR)	0.00	0.00	0.00	0.00	393,649,660.31
Class A-3 Notes (AUD)	0.00	0.00	0.00	0.00	524,866,213.77
Class B Notes (AUD)	0.00	0.00	0.00	0.00	53,200,000.00
Class C Notes (AUD)	0.00	0.00	0.00	0.00	24,300,000.00

Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in November, February, May and August.

Carryover amounts do not apply for the Class A-3 Notes as they are paid monthly.

Payment Summary
Total Principal Collections for the Quarter due on the Quarterly Payment Date falling on 15 May 2007;	AUD
Scheduled Principal Payments	10,338,528.95
Unscheduled Principal Payments	135,029,648.57
Redraws	6,322,444.42

Principal Collections	139,045,733.10

Total Available Principal for the Current Quarterly Collection Period	AUD
Principal Collections	139,045,733.10
Principal Charge Offs	0.00
Principal Draws	0.00
Payback of Principal Draws	5,371,775.89
Total Available Principal	144,417,508.99

Total Trust Expenses for the current Quarterly Collection Period due on the Quarterly Payment Date falling on 15 May 2007:	AUD
Accrued Interest Adjustment (St.George Bank Ltd)	0.00
Miscellaneous Expenses	0.00
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	0.00
Servicing Fee (St.George Bank Ltd)	2,193,606.13
Managers Fee (Crusade Management Ltd)	658,081.84
Custodian Fee (St.George Custodial Pty Ltd)	109,680.31
Standby Basis Swap Fee (St.George Bank Ltd)	6,000.00
Standby Interest Rate Swap Fee (St.George Bank Ltd)	63,022.69
Total Trust Expenses	3,030,390.97

Total Available Funds for the Quarterly Payment Date falling on 15 May 2007	AUD

Available Income	60,077,061.21
Payment Shortfall	0.00
Principal Draws	0.00
Payback of Principal Draws	-5,371,775.89
Liquidity Draw	0.00
Advances	0.00
Total Available Funds	54,705,285.32

Outstanding Principal Draws	4,562,134.88

Redraw & Liquidity Reserve for the Quarterly Payment Date falling on 15 May 2007	AUD
Redraw Shortfall	0.00
Redraw Carryover Charge Offs	0.00
Redraw Charge Offs (Current Period)	0.00
Liquidity Reserve Beginning Balance	26,304,957.85
Liquidity Reserve Ending Balance	24,951,088.31

Collateral Data

Pool Summary as at 30 April 2007
Outstanding Balance - Variable Rate Housing Loans (A$)	1,790,432,722
Outstanding Balance - Fixed Rate Housing Loans (A$)	844,218,586
Total Outstanding Balance (A$)	2,634,651,308
Number of Loans Beginning of Period	11,383
Number of Loans End of Period	10,878
Weighed Average Interest Rate	7.27%
Weighted Average Current LVR	64.96%
Average Loan Size	242,200
Weighted Average Seasoning	23 mths
Weighted Average Term to Maturity	319 mths
Threshold Rate	N/A
Servicer Damages (Material breaches of Representations & Warranties)	Nil
Material modifications, extensions or waivers to home loans	Nil

Arrears as at 30 April 2007
31 – 60 days
No. of Loans	126
Balance (A$)	29,569,295
% of Period Pool Balance	1.12%

61 - 90 days
No. of Loans	38
Balance (A$)	9,401,398
% of Period Pool Balance	0.36%
91 – 120 days
No. of Loans	13
Balance (A$)	2,395,304
% of Period Pool Balance	0.09%
121 + days
No. of Loans	7
Balance (A$)	1,608,843
% of Period Pool Balance	0.06%

Foreclosures as at 30 April 2007
Defaults	Nil
Number of Foreclosures	Nil
Balance (A$) Foreclosures	0

Loss and Recovery Data as at 30 April 2007
Losses	Nil
LMI Claims To Date	Nil
Mortgage Shortfall	Nil

CPR
February 2007	15.28%
March 2007	19.65%
April 2007	16.57%